Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Current Assets:
Cash and cash equivalents	$ 1,877	$ 1,660
Accounts receivable	10,526	10,128
Accounts receivable – related parties	313	55
Prepaid expenses and other current assets	1,807	1,752
Current derivative assets	6,081	18,819
Total Current Assets	20,604	32,414
Non-Current Assets:
Oil and natural gas properties, net (successful efforts)	313,232	310,726
Other property and equipment, net	2,041	1,801
Right of use assets	604	700
Non-current derivative assets	0	3,102
Other non-current assets	2,034	2,249
Total Non-Current Assets	317,911	318,578
Total Assets	338,515	350,992
Current Liabilities:
Accounts payable	1,357	4,739
Accrued liabilities	11,073	8,746
Current lease liability	399	392
Revenue payable	4,527	4,432
Current derivative liabilities	272	0
Total Current Liabilities	18,450	18,563
Non-Current Liabilities:
Non-current derivative liabilities	2,970	0
Asset retirement obligations	2,212	2,268
Revolving credit facility	97,500	101,000
Deferred tax liabilities	1,444	1,834
Non-current lease liability	212	314
Other non-current liabilities	160	104
Total Non-Current Liabilities	104,498	105,520
Total Liabilities	122,948	124,083
Series A Preferred Units	61,196	60,292
Members' Equity	154,371	166,617
Total Liabilities, Series A Preferred Units, and Members' Equity	338,515	350,992
Related party
Current Liabilities:
Advances	570	0
Joint interest owner
Current Liabilities:
Advances	$ 252	$ 254